Note 13 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]
13.	Derivative Financial Instruments

Interest rate swaps

Effective August 8, 2017, Euroseas Ltd. entered into a five year interest rate swap with HSBC Bank Plc. (“HSBC”) for a notional amount of $5.0 million, in order to manage interest costs and the risk associated with changing interest rates of the loans associated with M/V “Eirini P.”, M/V “Tasos” and M/V “Pantelis”, which therefore was allocated to the Company. Under the terms of the swap, HSBC makes a quarterly payment to the Company equal to the 3-month LIBOR while the Company pays an adjustable rate averaging 1.93% (more specifically, the Company paid the fixed rate of 1.40% until August 8, 2018, then 1.75% until August 8, 2019, then 1.85% until August 8, 2020 and then 2.32% until August 8, 2022) based on the notional amount. The swap agreement was novated to the Company on May 30, 2018.

On July 24, 2018, the Company entered into an interest rate swap with HSBC for a notional amount of $5.0 million, with inception date on July 24, 2018 and maturity date on July 24, 2023. Under this contract, HSBC makes a quarterly payment to the Company equal to the 3-month LIBOR while the Company pays a fixed rate of 2.93% based on the notional amount.

On April 9, 2020, the Company entered into an interest rate swap with HSBC for a notional amount of $10.0 million, with inception date on April 15, 2020 and maturity date on April 15, 2025. Under this contract, HSBC makes a quarterly payment to the Company equal to the 3-month LIBOR while the Company pays a fixed rate of 0.737% based on the notional amount.

On October 12, 2021, the Company entered into an interest rate swap with HSBC for a notional amount of $10.0 million, with inception date on October 14, 2021 and maturity date on October 14, 2025. Under this contract, HSBC makes a quarterly payment to the Company equal to the 3-month LIBOR while the Company pays a fixed rate of 1.032% based on the notional amount.

On June 17, 2022, the Company entered into an interest rate swap with NBG for a notional amount of $10.0 million, with inception date on January 3, 2023 and maturity date on January 3, 2028. Under this contract, NBG makes a quarterly payment to the Company equal to the 3-month LIBOR while the Company pays a fixed rate of 3.189% based on the notional amount.

The interest rate swaps did not qualify for hedge accounting as of December 31, 2021 and 2022.

EuroDry Ltd. and Subsidiaries

Notes to the consolidated financial statements

as of December 31, 2021 and 2022 and for the

years ended December 31, 2020, 2021 and 2022

(All amounts expressed in U.S. Dollars)

13.	Derivative Financial Instruments –Continued

Freight Forward Agreements (“FFA”)

In 2020 the Company entered into five FFA contracts on the Baltic Panamax Index (“BPI”) (a contract for the three months of the third quarter of 2020, totaling 90 days at an average TCE rate of $9,800, a contract for the three months of the third quarter of 2020, totaling 90 days at an average TCE rate of $12,000 per day, a contract for the three months of the fourth quarter of 2020, totaling 90 days at an average TCE rate of $10,200 per day, a contract for the three months of the fourth quarter of 2020, totaling 90 days at an average TCE rate of $12,000 per day and a contract for 10 days per month for the first quarter of 2021, totaling 30 days at an average TCE rate of $9,500 per day).

In the first quarter of 2021 the Company entered into four FFA contracts on the BPI (a contract for the first three calendar months of 2021, totaling 30 days at an average TCE rate of $10,650, a contract for the first three calendar months of 2021, totaling 30 days at an average TCE rate of $11,050, a contract for the first three calendar months of 2021, totaling 30 days at an average TCE rate of $12,500 and a contract for the last three quarters of 2021, totaling 270 days at an average rate of $12,550). In the fourth quarter of 2021 the Company entered into an additional FFA contract on the BPI for the first three calendar months of 2022, totaling 90 days at an average rate of $31,350, which was closed in December 2021.

In the second quarter of 2022 the Company entered into an FFA contract on the BPI (a contract for the July, August and September of 2022, totaling 90 days at an average TCE rate of $28,175). In the fourth quarter of 2022 the Company entered into an FFA contract on the BPI for the first three calendar months of 2023, totaling 90 days at an average rate of $12,000.

The contracts are settled on a monthly basis using the average of the BPI for the days of the month the BPI is published.  The Company receives a payment if the average BPI for the month is below the contract rate equal to the difference of the contract rate less the average BPI for the month multiplied by the number of contract days sold; if the average BPI for the month is greater than the contract rate the Company makes a payment equal to the difference of the average BPI for the month less the contract rate multiplied by the number of contract days sold. If the Company buys contracts previously sold (or the opposite) the Company receives or pays the difference of the two rates for the period covered by the contracts.

The FFA contracts did not qualify for hedge accounting. The Company follows guidance relating to “Fair value measurements” to calculate the fair value of the FFA contracts (see Note 15).

EuroDry Ltd. and Subsidiaries

Notes to the consolidated financial statements

as of December 31, 2021 and 2022 and for the

years ended December 31, 2020, 2021 and 2022

(All amounts expressed in U.S. Dollars)

13.	Derivative Financial Instruments – Continued

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2021	December 31, 2022
Interest rate swap contracts	Current assets - Derivatives	-	1,396,568
FFA contract	Current assets - Derivatives	-	40,830
Interest rate swap contracts	Long-term assets – Derivatives	210,113	705,970
Total derivative assets		210,113	2,143,368
Interest rate swap contracts	Current liabilities – Derivatives	289,430	-
Total derivative liabilities		289,430	-

Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2022
Interest rate swap contracts– Unrealized (loss) / gain	(Loss) / gain on derivatives, net	(411,849)	636,705	2,181,855
Interest rate swap contracts - Realized loss	(Loss) / gain on derivatives, net	(128,556)	(301,905)	(137,915)
FFA contracts – Unrealized (loss) / gain	(Loss) / gain on derivatives, net	(134,010)	134,010	40,830
FFA contracts– Realized (loss)/gain	(Loss) / gain on derivatives, net	(115,944)	(4,234,429)	1,104,840
Total (loss) / gain on derivatives, net		(790,359)	(3,765,619)	3,189,610